Goodwill (Schedule of Goodwill by Segment) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Goodwill [Roll Forward]
Goodwill, net, Beginning Balance	$ 837.1	$ 921.9
Goodwill, Acquisitions and Adjustments	0.0	5.4
Goodwill, Currency Translation and Other	8.0	(90.2)
Goodwill, net, Ending Balance	845.1	837.1
Industrial Gases - Americas [Member]
Goodwill [Roll Forward]
Goodwill, net, Beginning Balance	297.6	327.2
Goodwill, Acquisitions and Adjustments	0.0	2.2
Goodwill, Currency Translation and Other	11.5	(31.8)
Goodwill, net, Ending Balance	309.1	297.6
Industrial Gases - EMEA [Member]
Goodwill [Roll Forward]
Goodwill, net, Beginning Balance	386.5	433.3
Goodwill, Acquisitions and Adjustments	0.0	3.2
Goodwill, Currency Translation and Other	(5.9)	(50.0)
Goodwill, net, Ending Balance	380.6	386.5
Industrial Gases - Asia [Member]
Goodwill [Roll Forward]
Goodwill, net, Beginning Balance	133.1	140.0
Goodwill, Acquisitions and Adjustments	0.0	0.0
Goodwill, Currency Translation and Other	2.1	(6.9)
Goodwill, net, Ending Balance	135.2	133.1
Industrial Gases - Global [Member]
Goodwill [Roll Forward]
Goodwill, net, Beginning Balance	19.9	21.4
Goodwill, Acquisitions and Adjustments	0.0	0.0
Goodwill, Currency Translation and Other	0.3	(1.5)
Goodwill, net, Ending Balance	$ 20.2	$ 19.9